Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Certain of the significant accounting policies are discussed within the note to which they specifically relate. Certain prior-year amounts have been reclassified to conform to the current year presentation.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and assumptions.
Going Concern
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Company’s ability to operate profitably, to generate cash flows from operations, and to pursue financing arrangements to support its working capital requirements.
The Company sources, procures and assembles inventory, primarily out of Vietnam, China and Mexico. The effects of tariffs implemented after the original issuance of the consolidated financial statements for the year ended December 31, 2024, and the potential imposition of modified or additional tariffs or export controls by other countries, continue to have an adverse effect on future net sales, margins and profitability. The Company anticipates continued supply chain challenges, cost volatility, and consumer and economic uncertainty due to these rapid changes in global trade policies. The Company has implemented a plan, as described below, designed to mitigate these challenges and improve its financial position.
The Company previously disclosed in its Quarterly Report on Form 10-Q for the period ended March 31, 2025, that it was in compliance with the financial and other covenants under its Credit Agreement, dated September 17, 2021 with JPMorgan Chase Bank, N.A., as administrative agent, and the lenders party thereto (as amended, the “Credit Agreement”). On July 16, 2025, also subsequent to the original issuance of the consolidated financial statements for the year ended December 31, 2024, the Company entered into Credit Agreement Amendment No. 4 (the “Fourth Amendment”), that among other things, amends the Credit Agreement by waiving compliance with (x) the maximum Net Leverage Ratio and (y) the minimum Fixed Charge Coverage Ratio financial covenants, in each case, for the fiscal quarters ended June 30, 2025 and ending September 30, 2025.
The Credit Agreement matures in September 2026, however, the Company is not forecasted to have sufficient cash reserves to fully repay the loans outstanding under the Credit Agreement at that time, and as such, the Credit Agreement will need to be refinanced. See Note 10, “Debt”.
Management has evaluated the Company’s future liquidity, forecasted operating results and ability to comply with the covenants under its Credit Agreement, for the twelve months from the date of issuance of these financial statements and determined that, principally based on the Company’s forecast of the expected effects of the announced tariffs and other facts and conditions, the Company is forecasting that it will not be in compliance with the maximum Net Leverage Ratio and minimum Fixed Charge Coverage Ratio (each as defined in the Credit Agreement) covenants as of the end of the quarter ending December 31, 2025 and future quarters. Failure to satisfy the covenants under the Credit Agreement, without a timely cure, waiver or amendment, would be considered an event of default. If an event of default occurs and is not cured or waived, the Required Lenders (as defined in the Credit Agreement) could elect to declare all amounts outstanding under the Credit Agreement immediately due and payable and exercise other remedies as set forth in the Credit Agreement. In addition, the Required Lenders would have the right to proceed against the collateral pledged to them, which includes substantially all of the Company’s assets.
In addition, based on the Company’s forecast of the expected effects of the announced tariffs and other facts and conditions, the Company anticipates that its cash flows may be insufficient to support working capital needs within the next twelve months and, relatedly, we may not be able to comply with the minimum Qualified Cash (as defined in the Credit Agreement) covenant in future periods.
Management has developed a plan, as summarized below, that, if executed successfully, it believes will provide sufficient liquidity to meet the Company’s obligations as they become due for a reasonable period of time, including to meet the Company’s obligations under the Credit Agreement. The plan includes:
•Continuing to monitor the Company’s commercial pricing strategy, working with current and potential sourcing partners to mitigate the effects of increasing costs, including shifting certain manufacturing out of China, and, if necessary and consistent with its existing contractual commitments, decreasing its activity level and capital expenditures further. This plan reflects its strategy of controlling capital costs and maintaining financial flexibility.
•Gaining positive cash-inflow from operating activities through continuous overhead cost reductions, increased sales of higher margin products and working capital management, including timing of accounts receivable collections. The Company has a significant presence in international markets, which are not impacted by tariffs, and will continue to pursue strategies to grow those markets.
•Raising additional cash through the issuance of equity or debt or assessing potential amendments, including additional covenant relief, and/or refinancing of the Company’s existing debt arrangements as considered necessary. In addition, the Company intends to opportunistically consider other potential business opportunities or strategic transactions, including a potential sale of the Company. The Company will need to raise additional cash or refinance its Credit Agreement in the near term.
While management believes that the measures described in the above plan will be adequate to satisfy its liquidity requirements, there can be no assurance that management’s liquidity plan will be successfully implemented, the Company’s lenders will agree to waive, modify and/or amend the maximum Net Leverage Ratio and minimum Fixed Charge Coverage Ratio covenants for the periods of forecasted covenant noncompliance, or that the Credit Agreement can be refinanced before its maturity date, which all raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the date of issuance of these financial statements.
These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or the amounts and classification of liabilities or any other adjustments that might be necessary should the Company be unable to continue as a going concern.
Fourth Amendment
In addition the matters described above under “Going Concern”, the Fourth Amendment among other things, also permanently reduces the revolving commitments under the Credit Agreement (x) from $150.0 million to $135.0 million as of the effective date of the Fourth Amendment and (y) from $135.0 million to $125.0 million as of December 31, 2025; (ii) increases the applicable margin on all outstanding loans to 400 basis points until the credit facilities are paid in full; (iii) modifies certain financial reporting obligations of the Company; (iv) adds additional affirmative covenants applicable to the Company and its subsidiaries; (v) amends certain negative covenants applicable to the Company and its subsidiaries, including the addition of a covenant to hold no less than $10.0 million of Qualified Cash at any time following the date of the Fourth Amendment; (vii) modifies thresholds and grace periods for certain events of default; (viii) adds certain new event of default triggers; and (ix) amended a covenant that the Company will not have a going concern or similar qualification in the Company's annual audited financial statements to begin with the year ending December 31, 2025.
Cash Equivalents
Cash equivalents include amounts due from third-party financial institutions for credit and debit card transactions, that typically settle in less than 5 days. Cash equivalents also include short-term investments, which are highly liquid investments with maturities of three months or less when purchased.
Concentrations of Business and Credit Risk
The Company grants credit to its customers on an unsecured basis. The Company monitors the financial health of its customers and will take actions to mitigate a customer's credit risk if a negative financial forecast is expected. As of December 31, 2024 and 2023, the balance of accounts receivable consisted of 6% and 5%, respectively, of amounts owed from the largest customer for the given period. The collection of these receivables has been within the terms of the associated customer agreement.
For the years ended December 31, 2024, 2023 and 2022, there was no individual customer that generated over 10% of net sales.
For both the years ended December 31, 2024 and 2023, no individual license agreement accounted for more than 10% of sales. For the year ended December 31, 2022, 13% of sales were related to the Company’s largest license agreement with no other license agreements accounting for more than 10% of sales.
The Company maintains its cash within bank deposit accounts at high quality, accredited financial institutions. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to significant credit risk on cash.
Inventories
Inventories consist primarily of figures, plush, apparel, homewares, accessories and other finished goods, and is accounted for using the first-in, first-out (“FIFO”) method. Inventory costs include direct product costs, freight and duty costs. Inventories are stated at the lower of cost or net realizable value. The Company estimates obsolescence based on assumptions regarding future demand. This valuation requires us to make judgments, based on currently available information, about the likely method of disposition, such as through sales to customers, or liquidation, and expected recoverable value of each disposition category. Reserves for excess and obsolete inventories were $11.8 million and $25.5 million as of December 31, 2024 and 2023, respectively.
During the year ended December 31, 2023, the Company approved an inventory reduction plan to improve U.S. warehouse operational efficiency. The Company recorded a $30.3 million inventory write-down included in cost of sales as presented in the consolidated statements of operations. The units were identified and recorded based on an estimate of product costs, associated capitalized freight, net of allocated inventory reserves of the identified units and an estimate of physical destruction costs, during the quarter ended March 31, 2023. The physical destruction plan was completed during the third quarter of 2023.
Property and Equipment and Long-Lived Assets
Property and equipment is stated at historical cost, net of accumulated depreciation, and, if applicable, impairment charges. Depreciation of property and equipment is recorded using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows:

Asset	Lives (in years)
Tooling and molds	2
Furniture, fixtures, and warehouse equipment	2 to 7
Computer equipment, software and other	3 to 5
Leasehold improvements	Lesser of useful life or term of lease
The Company monitors long-lived assets for impairment indicators on an ongoing basis in accordance with U.S. GAAP. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset (or asset group), a significant change in the extent or manner in which an asset (or asset group) is used, or any other significant adverse change that would indicate that the carrying amount of an asset or group of assets may not be recoverable. If impairment indicators exist, the Company will perform the required impairment analysis by comparing the undiscounted cash flows expected to be generated from the underlying asset groups to the related net book values. If the net book value exceeds the undiscounted cash flows, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived assets. Fair value is estimated based upon a combination of market and cost approaches, as appropriate. Changes in economic or operating conditions impacting these estimates and assumptions could result in the impairment of the Company's long-lived assets.
Other Assets
Other assets primarily comprise capitalized implementation costs from cloud computing arrangements, safeguarding assets and security deposits. The Company capitalizes eligible costs associated with cloud computing arrangements over the term of the arrangement, plus reasonably certain renewals, and intends to recognize those costs on a straight-line basis in the same line item in the consolidated statement of operations as the expense for fees associated with the cloud computing arrangement once the capitalized project is ready for intended use. Cloud computing arrangement costs, included in prepaid expenses and other current assets were $2.8 million and $2.7 million and other assets were $0.6 million and $3.1 million as of December 31, 2024 and 2023, respectively. Amortization expense associated with the cloud computing arrangements of $2.8 million and $2.2 million was recorded in the year ended December 31, 2024 and 2023, respectively, and no amortization expense was recorded for the years ended December 31, 2022. The Company incurred an abandonment charge of $32.5 million during the year ended December 31, 2022, as it was determined the enterprise resource planning cloud computing arrangement was no longer feasible for its intended use. Cash flows related to capitalized implementation costs are presented in cash flows used in operating activities.
Revenue Recognition and Sales Allowance
Revenue from the sale of Company products is recognized when control of the goods is transferred to the customer, which is upon shipment or upon receipt of finished goods by the customer, depending on the contract terms. Deferred revenue is recognized when the Company collects cash from the customer and had not yet filled its obligation for delivery of product or service. Deferred revenue was $13.3 million and $9.9 million as of December 31, 2024 and 2023, respectively, and is recorded within accrued expenses and other current liabilities on the Company's consolidated balance sheets.
The Company routinely enters into arrangements with its customers to provide sales incentives, support customer promotions, and provide allowances for returns and defective merchandise. These sales adjustments require management to make estimates. In making these estimates, management considers all available information including the overall business environment, historical trends and information from customers, such as agreed upon customer contract terms as well as historical experience from the customer. The costs of these programs reduce gross sales in the period the related sale is recognized. The Company adjusts its estimates at least quarterly or when facts and circumstances used in the estimate process change. As of December 31, 2024 and 2023, we had reserves for sales allowances of $42.2 million and $44.1 million, respectively.
We have made an accounting policy election to exclude from revenue, all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer (for example, sales, use, value-added, and certain excise taxes).
We have elected to account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities instead of assessing such activities as performance obligations. Accordingly, shipping and handling activities that are performed by the Company, whether before or after a customer has obtained control of the products, are considered fulfillment costs to satisfy our performance obligation to transfer the products, and are recorded as incurred within cost of sales. Shipping fees billed to customers are included in net sales.
We have elected the practical expedient to not recognize a significant financing component for contracts that include payments terms of one year or less. We have also elected the practical expedient permitting expensing of costs to obtain a contract when the expected amortization period is one year or less.
Royalties
We enter into agreements for rights to licensed trademarks, copyrights and likenesses for use in our products. These licensing agreements require the payment of royalty fees to the licensor based on a percentage of revenue. Many licensing agreements also require minimum royalty commitments. When royalty fees are paid in advance, we record these payments as a prepaid asset. If we determine that it is probable that the expected revenue will not be realized, a reserve is recorded against the prepaid asset for the non-recoverable portion. As of December 31, 2024, we recorded a prepaid asset of $6.1 million, net of a reserve of $8.5 million. As of December 31, 2023, we recorded a prepaid asset of $25.1 million, net of a reserve of $4.5 million.
We record a royalty liability as revenues are earned based on the terms of the licensing agreement. In situations where a minimum commitment is not expected to be met based on expected revenues, we will accrue up to the minimum amount when it is reasonably certain that revenues generated will not meet the minimum commitment. Our license agreements typically grant our licensors the right to audit our compliance with the terms and conditions of such agreements. Any such audit could result in a dispute over whether we have paid the proper royalties and a requirement that we pay additional royalties. As of December 31, 2024 and 2023, we had a reserve of $23.5 million and $18.1 million, respectively, related to ongoing and future royalty audits, based on estimates of the costs we expect to incur. Royalty and license expense is recorded within cost of sales on the consolidated statements of operations. Royalty expenses for the years ended December 31, 2024, 2023 and 2022, were $168.9 million, $179.7 million and $213.1 million, respectively.
Advertising and Marketing Costs
Advertising and marketing costs are expensed when the advertising or marketing event takes place. These costs include the fees to participate in trade shows and Comic-Cons, as well as costs to develop promotional video and other online content created for advertising purposes. These costs are included in selling, general and administrative expenses and for the years ended December 31, 2024, 2023 and 2022 were $51.6 million, $31.3 million, and $26.7 million, respectively.
The Company enters into cooperative advertising arrangements with customers. The fees related to these arrangements are recorded as a reduction of net sales in the accompanying consolidated statements of operations because the Company has determined it does not receive an identifiable benefit and cannot reasonably estimate the fair value of these arrangements.
Product Design and Development Costs
Product design and development costs are recognized in selling, general and administrative expenses in the consolidated statements of operations as incurred. Product design and development costs for the years ended December 31, 2024, 2023 and 2022, were $6.8 million, $8.0 million, and $10.2 million, respectively.
Foreign Currency
We have international sales and operating expenses that are denominated in local functional currencies. The functional currency of our international subsidiaries is the same as the local currency. Assets and liabilities of these subsidiaries are translated into U.S. dollars at period-end foreign exchange rates, and revenues and expenses are translated at average rates prevailing throughout the period. Translation adjustments are included in other comprehensive (loss) income on the consolidated statements of comprehensive (loss) income. Transaction gains and losses including intercompany transactions denominated in a currency other than the functional currency of Funko, Inc. are included in other expense (income), net on our consolidated statements of operations. There were no material gains (losses) recognized In connection with the settlement and remeasurement of intercompany balances for the years ended December 31, 2024, 2023 and 2022.
The income tax effects related to the unrealized foreign currency component of other comprehensive (loss) income are reclassified to earnings only when the net investment is sold, or when a liquidation of the respective net investment in the foreign entity is substantially completed.
Deferred Tax Assets and Tax Receivable Agreement
During the year ended December 31, 2023, the Company determined that based on all the available evidence, including the Company’s three-year cumulative pre-tax loss position, it is not more likely than not that the results of operations will generate sufficient taxable income to realize its deferred tax assets. Consequently, the Company established a full valuation allowance of $123.2 million against its deferred tax assets, thus reducing the carrying balance to $0, and recognized a corresponding increase to tax expense in the consolidated statements of operations and comprehensive (loss) income in the year ended December 31, 2023. Future changes to the balances of these valuation allowances, as a result of this continued review and analysis by the Company, could impact the financial statements within the period of change. Based on the Company's assessment as of December 31, 2024, a full valuation allowance on its deferred tax assets remains appropriate.
As a result of the full valuation allowance on the deferred tax assets, and projected inability to fully utilize all or part of the related tax benefits, the Company determined that certain payments to the TRA Parties related to unrealized tax benefits under the TRA are no longer probable and estimable. Based on this assessment, the Company reduced its TRA Liability as of June 30, 2023, to $9.6 million, and recognized a gain of $99.6 million within the accompanying consolidated statements of operations and comprehensive (loss) income. The Company performed a true-up in the fourth quarter of 2023 based on the filed 2022 consolidated tax return and recognized a further reduction in TRA liability and corresponding $603 thousand gain within the accompanying consolidated statements of operations and comprehensive (loss) income. The Company estimated a TRA liability for the year ended December 31, 2024 of $547 thousand as utilization of certain portions of the deferred tax assets subject to the TRA were more likely than not to be recognized.
Assets Held-for-Sale
The Company evaluates the held-for-sale criteria under ASC 350 when it commits to a plan to sell an asset or disposal group. Assets that qualify as held-for-sale are reported at the lower of its carrying value or its fair value less cost to sell. Assets held-for-sale are included within prepaid expenses and other current assets on the Company's consolidated balance sheets.
Recently Adopted Accounting Standards
In January 2025, the Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 122, that rescinded SAB 121, Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for its Platform Users. The Company has elected to early adopt SAB 122 on a fully retrospective basis.
As a result of the adoption, the Company has excluded the crypto asset safeguarding asset and corresponding liability of $6.1 million from the December 31, 2023 presentation of prepaid expenses and other current assets and accrued expenses and other current liabilities, on the consolidated balance sheets and consolidated statements of cash flows, respectively. The Company, through its wholly-owned subsidiary TokenWave, LLC, operates the Droppp.io platform, to facilitate the buying and selling of its NFTs, holds cryptographic key information for NFTs and is a custodian for NFTs held in platform users' accounts. The Company has not incurred a loss event during the years ended December 31, 2024, 2023 or 2022, as a result of its safeguarding.
In November 2023, the Financial Accounting Standards Board issued an Accounting Standards Update ("ASU"), which requires all public entities, including public entities with a single reportable segment, to provide in interim and annual periods one or more measures of segment profit or loss used by the chief operating decision maker to allocate resources and assess performance. Additionally, the standard requires disclosures of significant segment expenses and other segment items as well as incremental qualitative disclosures. The Company adopted the ASU for the year ended December 31, 2024, on a retrospective basis. The adoption of this ASU did not change the way that the Company identifies its reportable segments and, as a result, did not have a material impact on the Company’s segment-related disclosures. Refer to Note 15, "Segments" for further information on the Company's reportable segment.
Accounting Pronouncements Not Yet Adopted
In December 2023, the Financial Accounting Standards Board issued an ASU amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid by jurisdiction and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted and it can be applied on either a prospective or retroactive basis. The Company is currently evaluating the ASU to determine its impact on income tax disclosures.
In November 2024, the Financial Accounting Standards Board issued an ASU requiring that an entity disclose in the notes to the financial statements specified information about certain costs and expenses, including the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) other amounts of depletion expense included in each relevant expense caption presented on the statement of operations. The standard also requires disclosure of a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, as well as the total amount of selling expenses and an entity’s definition of selling expenses. The ASU was clarified in January 2025 and is effective for annual reporting periods beginning after December 15, 2026 and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted and it can be applied on either a prospective or retroactive basis. The Company is currently evaluating the ASU to determine its impact on income statement presentation and enhanced footnote disclosures.